SEGMENT REPORTING	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Segment Reporting
SEGMENT REPORTING

22.	SEGMENT REPORTING

Geographical information relating to the Company’s activities is as follows:

Geographical segments	Oregon	Michigan	Other	Services	Total
	$	$	$	$	$
Non-current assets other than financial instruments
At December 31, 2023	8,187,649	4,054,332	1,761,382	-	14,003,363
At October 31, 2023	7,362,957	4,016,861	1,361,366	-	12,74,184
At October 31, 2022	4,719,260	3,741,309	-	-	8,460,569

Two months ended December 31, 2023
Net revenue	1,529,088	2,012,949	-	96,050	3,638,087
Gross profit	766,291	1,597,643	-	6,840	2,370,774
Gross profit before fair value adjustment	902,603	1,235,111	-	6,840	2,144,554

Year ended October 31, 2023
Net revenue	11,001,261	11,422,908	-	929,016	23,353,185
Gross profit	5,259,439	6,791,700	-	620,375	12,671,514
Gross profit before fair value adjustment	4,615,259	6,653,234	-	620,375	11,888,868

Year ended October 31, 2022
Net revenue	8,852,104	8,905,179	-	-	17,757,283
Gross profit	3,039,159	5,083,919	-	-	8,123,078

Year ended October 31, 2021
Net revenue	5,152,286	3,882,332	344,055	-	9,378,673
Gross profit	2,325,304	3,585,462	189,702	-	6,100,468

22.	SEGMENT REPORTING

Geographical information relating to the Company’s activities is as follows:

Segments	Oregon	Michigan	Other	Services	Total
	$	$	$	$	$
Non-current assets other than financial instruments:
As at September 30, 2024	14,780,668	3,718,369	3,850,169	-	22,349,206
As at December 31, 2023	8,187,649	4,054,332	1,761,382	-	14,003,363

Nine months ended September 30, 2024:
Net revenue	9,572,906	10,096,685	-	1,695,726	21,365,317
Gross profit	3,952,502	5,115,624	-	1,489,057	10,557,183
Gross profit before fair value adjustments	3,933,766	5,841,505	-	1,489,057	11,264,328

Nine months ended October 31, 2023:
Net revenue	9,045,541	8,848,088	-	929,016	18,822,645
Gross profit	4,317,816	5,215,907	-	620,375	10,154,098
Gross profit before fair value adjustments	4,281,520	4,493,714	-	620,375	9,395,609

Three months ended September 30, 2024:
Net revenue	2,865,341	3,423,383	-	703,990	6,992,714
Gross profit	1,777,865	1,489,050	-	657,021	3,923,936
Gross profit before fair value adjustments	902,548	1,832,064	-	657,021	3,391,633

Three months ended October 31, 2023:
Net revenue	2,895,880	3,187,600	-	438,811	6,522,291
Gross profit	2,176,771	1,878,033	-	354,806	4,409,610
Gross profit before fair value adjustments	1,126,059	1,951,554	-	354,806	3,432,419